Property, Plant and Equipment - Schedule of Owner-Occupied Property (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	$ 2,425,537
Depreciation for the year	(285,019)	$ (286,334)	$ (299,547)
Balance at ending	2,128,316	2,425,537
Property [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	1,966,400
Balance at ending	1,848,019	1,966,400
Office equipment [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	1,158
Balance at ending	234	1,158
Motor vehicles [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	457,851
Balance at ending	280,018	457,851
Furniture and fixtures [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	128
Balance at ending	45	128
Cost [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	3,013,293	3,102,326
Additions	396,710	440
Disposal of subsidiaries	(439,189)	(1,579)
Translation adjustment	(81,712)	(87,894)
Balance at ending	2,889,102	3,013,293	3,102,326
Cost [Member] | Property [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	2,099,359	2,160,573
Additions
Disposal of subsidiaries
Translation adjustment	(57,349)	(61,214)
Balance at ending	2,042,010	2,099,359	2,160,573
Cost [Member] | Office equipment [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	4,822	5,600
Additions
Disposal of subsidiaries		(621)
Translation adjustment	(132)	(157)
Balance at ending	4,690	4,822	5,600
Cost [Member] | Motor vehicles [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	908,182	934,663
Additions	396,710
Disposal of subsidiaries	(439,189)
Translation adjustment	(24,206)	(26,481)
Balance at ending	841,497	908,182	934,663
Cost [Member] | Furniture and fixtures [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	930	1,490
Additions		440
Disposal of subsidiaries		(958)
Translation adjustment	(25)	(42)
Balance at ending	905	930	1,490
Accumulated Depreciation and Impairment Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	(587,756)	(312,622)
Depreciation for the year	(285,019)	(286,334)
Disposal of subsidiaries	93,212	1,579
Translation adjustment	18,777	9,621
Balance at ending	(760,786)	(587,756)	(312,622)
Accumulated Depreciation and Impairment Member] | Property [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	(132,959)	(68,418)
Depreciation for the year	(65,594)	(66,659)
Disposal of subsidiaries
Translation adjustment	4,562	2,118
Balance at ending	(193,991)	(132,959)	(68,418)
Accumulated Depreciation and Impairment Member] | Office equipment [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	(3,664)	(2,419)
Depreciation for the year	(905)	(1,939)
Disposal of subsidiaries		621
Translation adjustment	113	73
Balance at ending	(4,456)	(3,664)	(2,419)
Accumulated Depreciation and Impairment Member] | Motor vehicles [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	(450,331)	(241,480)
Depreciation for the year	(218,439)	(216,271)
Disposal of subsidiaries	93,212
Translation adjustment	14,079	7,420
Balance at ending	(561,479)	(450,331)	(241,480)
Accumulated Depreciation and Impairment Member] | Furniture and fixtures [Member]
Schedule of Owner-Occupied Property [Line Items]
Balance at beginning	(802)	(305)
Depreciation for the year	(81)	(1,465)
Disposal of subsidiaries		958
Translation adjustment	23	10
Balance at ending	$ (860)	$ (802)	$ (305)